ClearShares OCIO ETF
Schedule of Investments
August 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMODITY INVESTMENT VEHICLES - 1.3%
79,050	iShares Gold Trust (a)	$1,483,768
	Total Commodity Investment Vehicles (Cost $1,357,602)	1,483,768

	EXCHANGE-TRADED FUNDS - 98.5%
	Domestic Equity - 39.9%
14,202	iShares Core S&P 500 ETF	4,981,636
19,967	iShares Core S&P Small-Cap ETF	1,476,959
68,684	iShares MSCI USA Min Vol Factor ETF (b)	4,473,389
30,356	iShares Preferred & Income Securities ETF	1,114,065
147,804	Schwab 1000 Index ETF (b)	5,094,804
29,324	Schwab US Dividend Equity ETF	1,679,679
102,580	SPDR Portfolio S&P 1500 Composite Stock Market ETF	4,374,011
7,583	SPDR S&P 500 ETF Trust	2,648,818
19,803	Vanguard Growth ETF (b)	4,739,056
13,834	Vanguard S&P 500 ETF	4,440,991
29,955	Vanguard Total Stock Market ETF (b)	5,310,422
44,772	Vanguard Value ETF	4,818,810
		45,152,640
	Global Equity - 20.2%
75,723	iShares Core MSCI EAFE ETF	4,651,664
80,712	iShares Core MSCI Total International Stock ETF (b)	4,791,871
93,591	Vanguard FTSE All-World ex-US ETF	4,834,911
118,330	Vanguard FTSE Developed Markets ETF	4,954,477
83,978	Vanguard FTSE Emerging Markets ETF	3,710,988
		22,943,911
	Fixed Income - 38.4%
35,854	ClearShares Ultra-Short Maturity ETF (c)	3,588,806
88,518	iShares Core Total USD Bond Market ETF	4,827,772
32,316	iShares Core U.S. Aggregate Bond ETF	3,825,245
48,610	iShares GNMA Bond ETF	2,488,346
8,637	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,171,177
24,260	iShares Intermediate Government/Credit Bond ETF	2,861,710
50,814	Schwab U.S. Aggregate Bond ETF	2,860,320
138,436	SPDR Portfolio Aggregate Bond ETF (b)	4,276,288
32,540	Vanguard Intermediate-Term Bond ETF	3,047,371
22,913	Vanguard Intermediate-Term Corporate Bond ETF	2,208,584
17,488	Vanguard Intermediate-Term Treasury ETF	1,232,204
19,854	Vanguard Mortgage-Backed Securities ETF	1,079,859
34,103	Vanguard Short-Term Bond ETF	2,836,005
35,262	Vanguard Short-Term Corporate Bond ETF	2,929,920
48,062	Vanguard Total Bond Market ETF	4,251,565
		43,485,172
	Total Exchange-Traded Funds (Cost $99,350,289)	111,581,723

	SHORT-TERM INVESTMENTS - 0.2%
261,228	First American Government Obligations Fund Class X, 0.07% (d)	261,228
	TOTAL SHORT-TERM INVESTMENTS (Cost $261,228)	261,228

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.2%
17,224,396	First American Government Obligations Fund, Class Z, 0.05% (d)	17,224,396
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $17,224,396)	17,224,396
	TOTAL INVESTMENTS - 115.2% (Cost $118,193,515)	130,551,115
	Liabilities in Excess of Other Assets - (15.2)%	(17,269,817)
	NET ASSETS - 100.0%	$113,281,298

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of August 31, 2020. Total value of securities out on loan is $16,769,976.37 or 14.8% of net assets.
(c)	Affiliated Exchange-Traded Fund.
(d)	Annualized seven-day yield as of August 31, 2020.

Summary of Fair Value Disclosure at August 31, 2020 (Unaudited)
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2020:

ClearShares OCIO ETF
Assets	Level 1	Level 2	Level 3	Total
Commodity Investment Vehicles	$1,483,768	$-	$-	$1,483,768
Exchange-Traded Funds	111,581,723	-	-	111,581,723
Short-Term Investments	261,228	-	-	261,228
Investments Purchased with Proceeds From Securities Lending	17,224,396	-	-	17,224,396
Total Investments in Securities	$130,551,115	$-	$-	$130,551,115

For the period ended August 31, 2020, there were no transfers into or out of Level 3 for the Fund.